Schedule of Restricted Share Units (Details) (Parenthetical) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Aug. 05, 2021	Jul. 02, 2021	Jan. 02, 2021	Dec. 06, 2020	Nov. 16, 2020	Apr. 20, 2020	Apr. 14, 2020	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period										500,000		388,990	[1],[2]	1,348,434	[3],[4]	600,000	[3],[4]
Share based payment award, vested in period										500,000				1,516,299	[3],[4]		[3],[4]
Share based payment award, forfeited in period	[3],[4]													245,125
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense														$ 4,026
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense														204,213
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period								400,000
Stock based compensation expense										$ 14,023	$ 26,968	$ 55,135		71,829		$ 23,073
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period							200,000
Stock based compensation expense										4,757	9,148	18,703		24,659		7,217
Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												403,456		531,925		162,855
Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period						168,000
Stock based compensation expense										4,158	7,996	3,998		30,510
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense												20,259		32,651
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period					220,990
Stock based compensation expense											49,112	$ 29,304		58,740
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period				735,383
Stock based compensation expense				$ 64,870					$ 64,870		$ 212,878			$ 199,542
Share based payment award, vested in period				245,128										490,258
Consultant One [Member] | Restricted Stock Units (RSUs) [Member] | Vest Immediately [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, vested in period				245,128
Consultant One [Member] | Restricted Stock Units (RSUs) [Member] | Vested in 1/12 Increments per Month [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, forfeited in period									245,125
Consultant Two [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period			17,823
Stock based compensation expense
Consultant Three [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period		595,228
Stock based compensation expense														$ 100,022

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs resulted in stock-based compensation of $58,740 for the year ended December 31, 2021, and $29,304 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $30,510 for the year ended December 31, 2021, and $3,998 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.